Fixed Assets - Intangible assets (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 13,238
Ending balance	12,636
Acquisition costs | licenses, software and prepayments
Disclosure of detailed information about intangible assets [line items]
Additions	€ 448	€ 1,587